SHARE BASED COMPENSATION EXPENSES (Details Narrative) - USD ($)								12 Months Ended
		Sep. 15, 2021	Sep. 07, 2021	Apr. 15, 2020	Dec. 19, 2019	Feb. 01, 2019	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 02, 2019
Weighted average exercise price
Share-Based Payment Arrangement, Noncash Expense								$ 1,288,583	$ 3,007,081	$ 247,817
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount								$ 526,495
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term								11 months 23 days	1 year 5 months 23 days
Issuance of Stock and Warrants for Services or Claims								$ 225,776	$ 155,556
Common Stock [Member]
Number of shares issued for services	[1]								44,318
ARC Group Ltd [Member]
Number of shares issued for services				31,818
Share based compensation fair value per share				$ 3.51
ARC Group Ltd [Member] | Common Stock [Member]
Number of shares issued for services				31,818
TraDigital Marketing Group, Inc [Member]
Number of shares issued for services				12,500
Share based compensation fair value per share				$ 3.51
TraDigital Marketing Group, Inc [Member] | Common Stock [Member]
Number of shares issued for services		5,000		12,500
Share Price		$ 5.01
Frank Ingriselli [Member] | Common Stock [Member]
Number of shares issued for services			35,000					40,000
Share Price			$ 4.96
Management [Member]
Options granted to purchase ordinary shares					637,500
Weighted average exercise price					$ 11.00
Incentive Share Option [Member]
Options granted to purchase ordinary shares											1,700,000
Stock issued, reverse stock splits						637,500	1,700,000

[1]	The shares are presented on a retroactive basis to reflect the reverse stock split